Impaired Loan Averages (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 2,952	$ 4,181	$ 3,138	$ 4,820
Impaired Financing Receivable, Interest Income, Accrual Method	252	19	290	42
Commercial and Industrial Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	64	103	66	111
Impaired Financing Receivable, Interest Income, Accrual Method	1	2	2	4
Construction And Land Development Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	608	1,098	613	1,343
Impaired Financing Receivable, Interest Income, Accrual Method	0	0	0	0
Commercial Real Estate Owner Occupied Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	1,202	1,142	1,143	1,468
Impaired Financing Receivable, Interest Income, Accrual Method	9	9	21	21
Commercial Real Estate Other Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	466	949	538	994
Impaired Financing Receivable, Interest Income, Accrual Method	8	8	18	17
Commercial Real Estate Loans, Total [Member]
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	1,668	2,091	1,681	2,462
Impaired Financing Receivable, Interest Income, Accrual Method	17	17	39	38
Residential Real Estate Consumer Mortgage Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	512	724	648	736
Impaired Financing Receivable, Interest Income, Accrual Method	158	0	173	0
Residential Real Estate Investment Property Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	100	165	130	168
Impaired Financing Receivable, Interest Income, Accrual Method	76	0	76	0
Residential Real Estate Loans, Total [Member]
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	612	889	778	904
Impaired Financing Receivable, Interest Income, Accrual Method	234	0	249	0
Consumer Installment and Revolving Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Line Items]
Impaired Financing Receivable, Average Recorded Investment	0	0	0	0
Impaired Financing Receivable, Interest Income, Accrual Method	$ 0	$ 0	$ 0	$ 0